S000062125 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FlexShares High Yield Value-Scored Bond Index Fund | FlexShares High Yield Value-Scored Bond Index Fund
Prospectus [Line Items]
Annual Return [Percent]	7.70%	12.98%	(13.01%)	6.14%	7.92%	15.61%